THE NOTTINGHAM INVESTMENT TRUST II
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
(252) 972-9922

May 28, 2010

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C.  20549

RE:
The Nottingham Investment Trust II (“Trust”) Post-Effective Amendment No. 53 to the Registration Statement under the Securities Act of 1933, as amended (No. 33-37458), and Amendment No. 54 to the Registration Statement under the Investment Company Act of 1940, as amended (No. 811-06199), on Form N-1A on behalf of the EARNEST Partners Fixed Income Trust, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund, each a series of the Trust (collectively, “Funds”)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 53 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 54 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”).  The Amendment, which is being filed pursuant to (1) the 1933 Act and Rule 485(a) thereunder, (2) the 1940 Act, and (3) Regulation S-T, is being filed for the purpose of conforming the Trust’s Registration Statement to the new requirements of Form N-1A, including those requirements relating to the summary prospectus, and to add a new class of shares to the EARNEST Partners Fixed Income Trust.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 249.

Sincerely,
The Nottingham Investment Trust II

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary and Assistant Treasurer

cc:           John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
2041 West 141st Terrace, Suite 119
Leawood, Kansas 66224